Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On October 14, 2016, the Company entered into a Convertible Promissory Note with an accredited investor for the principal amount of $50,000 with interest at 5% per annum, due on April 14, 2017 and convertible into the Company’s Common Stock at a conversion price of $0.65 per Common Share.

On October 17, 2016, the Company entered into an Interest Free Promissory Note with an accredited investor for the principal amount of $75,000, due on December 13, 2016, and in lieu of any interest due and payable on the principal amount of the Note, the Company issued to the Note Holder 150,000 Common Stock Purchase Warrants exercisable at the greater of (a) $0.50, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date.

On November 1, 2016, Omagine sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000 and also sold 10,000 restricted Common Shares to an independent director who is also an accredited investor for proceeds of $5,000.

On November 4, 2016, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $5,000.

On November 8, 2016, Omagine sold an aggregate of 20,000 restricted Common Shares to two accredited investors for aggregate proceeds of 10,000.

On November 14, 2016, Omagine sold 10,000 restricted Common Shares to an accredited investor for proceeds of $5,000.

On November 14, 2016, the Company entered into an interest free Convertible Promissory Note with an accredited investor for the principal amount of $185,000 due on May 15, 2017, six months from the funding date of November 16, 2016, convertible into the Company’s Common Stock only in the case of non-payment or in the Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for the Company’s Common Stock during the twenty trading days immediately preceding the Conversion. The Company may prepay the Note in whole or in part at any time without penalty. After deduction of a $30,000 original issue discount (OID) and legal fees of $5,000, the Company received net proceeds of $150,000 on November 16, 2016. (See: Exhibits 10.42 and 10.43, the Note Purchase Agreement and the Securities Purchase Agreement).

On December 5, 2016, Omagine sold 300,000 restricted Common Shares to an accredited investor for proceeds of $150,000 which was paid to the Company by the cancellation and payment in full of the Company’s $75,000 Promissory Note dated October 17, 2016 and the remaining $75,000 of the purchase price was paid to the Company in cash.

On December 7, 2016, the Company entered into a new Note for a $750,000 loan to the Company and a new Note Purchase Agreement with YA II PN, Ltd. (together, the “December 2016 Loan Agreement”). Pursuant to the December 2016 Loan Agreement the Company agreed to pay off the aggregate of the $432,710 balance due under the March 2016 Loan Agreement and the June 2016 Loan Agreement and to pay a $75,000 commitment fee. The December 2016 Loan Agreement is for a term of one year at an annual interest rate of 10%. The $242,290 proceeds of the December 2016 Loan Agreement were received by the Company on December 7, 2016.

On December 9, 2016, the Board of Directors extended the expiration date of all 6,422,124 presently issued and outstanding Strategic Warrants (3,211,062 exercisable at $5 per Common Share and 3,211,062 exercisable at $10 per Common Share) from December 31, 2016 to December 31, 2017.

On December 9, 2016, the Board of Directors extended the expiration date of all 2,915,000 presently issued and outstanding Strategic Options from December 31, 2016 to December 31, 2017.

On January 4, 2017, Omagine contributed 123,782 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On January 4, 2017, Omagine issued 81,169 restricted Common Shares valued at $50,000 to each of the Corporation’s three independent directors based on the $0.616 closing price of the Corporation’s Common Stock on December 30, 2016.

On January 13, 2017, Omagine sold 18,051 restricted Common Shares to an accredited investor for proceeds of $10,000

On January 20, 2017, Omagine sold 25,000 restricted Common Shares to an accredited investor for proceeds of $12,500.

On January 25, 2017, Omagine sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000.

On February 1, 2017, the president of the Company purchased 100,000 restricted Common Shares based on the $0.62 closing price of Omagine’s Common Stock on January 31, 2017 minus the Finnerty discount of 18% for proceeds of $51,000.

On February 2, 2017, three independent Company directors each purchased 94,340 restricted Common Shares and the Company’s vice president purchased 47,170 restricted Common Shares based on the $$0.6414 closing price of Omagine’s Common Shares on February 1, 2017 minus the Finnerty discount of 18% for aggregate proceeds of $175,000.

NOTE 11 – SUBSEQUENT EVENTS

On January 15, 2016, Omagine contributed 61,001 restricted Common Shares at the non-discounted valuation of $76,250 to all eligible employees of the Omagine, Inc. 401(k) Plan.

On January 15, 2016, Omagine issued 38,462 restricted Common Shares valued at $50,000 to each of the Corporation’s three independent directors based on the $1.30 closing price of the Corporation’s Common Stock on December 31, 2015 for the 50% non-cash payment of the $100,000 annual retainer due them.

On March 15, 2016, Omagine and an investment fund, YA II PN, Ltd. (p/k/a YA Global Master SPV, Ltd.) (“YA II”) entered into a loan agreement (the “2016 Loan Agreement”) pursuant to which the Company borrowed six hundred thousand dollars ($600,000) for a term of one year at an annual interest rate of ten percent (10%). The Company previously entered into a $500,000 loan agreement with YA II on May 25, 2015 (the “2015 Loan Agreement”). Pursuant to the 2016 Loan Agreement the Company agreed to pay (a) the remaining $150,000 principal balance and remaining accrued interest of $575 on its 2015 Loan Agreement due as of March 15, 2016, and (b) agreed to pay a $60,000 commitment fee to YA Global II SPV LLC, an affiliate of YA II. The $389,425 proceeds of the 2016 Loan Agreement were received on March 15, 2016. YA II is also a party to the Standby Equity Distribution Agreement with the Company executed on April 22, 2014 (the “2014 SEDA).

On April 5, 2016, the president of the Company purchased 56,000 restricted Common Shares based on the $0.90 closing price of Omagine’s Common Stock on April 5, 2016. The total purchase price of $50,400 was paid to the Company by the $50,400 reduction in the accrued salary and expenses owed by the Company to the president.

On April 6, 2016, three independent directors of the Company each purchased 27,778 restricted Common Shares based on the $0.90 closing price of Omagine’s Common Stock on April 5, 2016 for an aggregate of 83,334 Common Shares purchased. The aggregate purchase price of $75,000 was paid to the Company by the $25,000 reduction in accrued director’s fees owed by the Company to each of the independent directors.

On April 12, 2016, the Company sold 700,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $504,000.